September 17, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2014
AllianceBernstein Variable Products Series Fund, Inc.	0000825316	August 21, 2014
ALPS Variable Investment Trust	0001382990	August 28, 2014
American Century Variable Portfolios, Inc.	0000814680	August 21, 2014
American Funds Insurance Series	0000729528	August 29, 2014
BlackRock Variable Series Funds, Inc.	0000355916	August 26, 2014
Dreyfus Investment Portfolios	0001056707	August 14, 2014
Dreyfus Variable Investment Fund	0000813383	August 15, 2014

Securities and Exchange Commission
September 17, 2014
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Franklin Templeton Variable Insurance Products Trust	0000837274	September 5, 2014
Guggenheim Variable Funds Trust	0000217087	September 8, 2014
Ivy Funds Variable Insurance Portfolios	0000810016	September 8, 2014
Janus Aspen Series	0000906185	August 29, 2014
JPMorgan Insurance Trust	0000909221	August 26, 2014
Legg Mason Partners Variable Equity Trust	0001176343	August 20, 2014 August 21, 2014
Legg Mason Partners Variable Income Trust	0000874835	August 20, 2014
Lord Abbett Series Fund, Inc.	0000855396	August 25, 2014
MFS® Variable Insurance Trust	0000918571	August 28, 2014
Neuberger Berman Advisers Management Trust	0000736913	August 22, 2014
Oppenheimer Variable Account Funds	0000752737	August 21, 2014
PIMCO Variable Insurance Trust	0001047304	August 28, 2014
Putnam Variable Trust	0000822671	August 27, 2014
Royce Capital Fund	0001006387	August 25, 2014
Rydex Variable Trust	0001064046	September 8, 2014
SBL Fund	0001606868	September 8, 2014
T. Rowe Price Equity Series, Inc.	0000918294	August 20, 2014
Transparent Value Trust	0001465886	September 5, 2014
The Universal Institutional Funds, Inc.	0001011378	September 8, 2014
Variable Insurance Products Fund	0000356494	August 22, 2014
Variable Insurance Products III	0000927384	August 20, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York